UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

 /S/ RICHARD DINKEL   Wichita, Kansas   January 20, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  157303  (thousands)


List of Other Included Managers:


No  Form 13F File Number   Name
--  --------------------   ----

01  28-13357               Spring Creek Capital, LLC

                                                    FORM 13F INFORMATION TABLE

                              TITLE OF                 VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        CLASS          CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
----------------------------  --------     ---------  --------  -------  --- ----  -------  -------- --------- ------ ----
CME GROUP INC		      COM	    12572Q105   1949      8000  SH	     SOLE    	       8000     0     0
ALCOA INC		      COM	    013817101   6488    750000  SH	  DEFINED   01	     750000     0     0
ALPHA NATURAL RESOURCES INC   COM	    02076X102   3677    180000  SH	  DEFINED   01	     180000     0     0
ARCH COAL INC		      COM	    039380100   3628    250000  SH	  DEFINED   01	     250000     0     0
BREITBURN ENERGY PARTNERS LP  COM UT LP     106776107    954     50000  SH	  DEFINED   01	      50000     0     0
CALPINE CORP		      COM	    131347304   4434    271500  SH	  DEFINED   01	     271500     0     0
CVR ENERGY INC		      COM	    12662P108   4683    250000  SH	  DEFINED   01	     250000     0     0
ENERGY TRANSFER EQUITY LP     COM UT LP     29273V100  83959   2068965  SH	  DEFINED   01	    2068965     0     0
GENESIS ENERGY LP	      UNIT LP       371927104   1402     50000  SH	  DEFINED   01	      50000     0     0
MARKWEST ENERGY PARTNERS LP   UNIT LP       570759100   5506    100000  SH	  DEFINED   01	     100000     0     0
MEMORIAL PRODTN PARTNERS      COM U REP LTD 586048100    814     45000  SH	  DEFINED   01	      45000     0     0
NUSTAR ENERGY LP	      UNIT COM	    67058H102   1077     19000  SH	  DEFINED   01	      19000     0     0
PEABODY ENERGY CORP	      COM	    704549104   5463    165000  SH	  DEFINED   01	     165000     0     0
PENN VA RESOURCES PARTNERS LP COM	    707884102   3830    150000  SH	  DEFINED   01	     150000     0     0
ROSE ROCK MIDSTREAM LP	      COM U REP LTD 777149105   3087    150000  SH	  DEFINED   01	     150000     0     0
TEEKAY LNG PARTNERS LP	      PRTNSP UNITS  Y8564M105   2488     75000  SH	  DEFINED   01	      75000     0     0
TRANSOCEAN LTD		      REG SHS       H8817H100   5759    150000  SH	  DEFINED   01	     150000     0     0
WILLIAMS COS INC	      COM	    969457100  13720    415500  SH	  DEFINED   01	     415500     0     0
WILLIAMS COS INC 	      EX DISTRIB    969457142   2285     84600  SH	  DEFINED   01	      84600     0     0
WILLIAMS PARTNERS LP	      COM UNIT LP   96950F104   2100     35000  SH	  DEFINED   01	      35000     0     0